Federated Hermes Municipal Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash Series Shares [Member] | CS
Prospectus [Line Items]
Average Annual Return, Percent	2.00%	1.58%	0.94%